Decommissioning Provision (Details Narrative)	3 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)
Decommissioning Provision
Total provision for decommissioning, restoration and rehabilitation costs	$ 100,000	$ 127,410	$ 123,940	$ 136,280
Average risk-free rate	0.25%